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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_✓_ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

April 13, 2012 to September 30, 2015*

Date of Report (Date of earliest event reported)____________________

Commission File Number of securitizer: ___________________

Central Index Key Number of securitizer: 0001657217

Greenspoon Marder PA attorneys Heidi Boyle 407-425-6559; Rose Schindler 561-322-2979
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ✓

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ✓

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ✓

__ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ______________________

____
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________
Central Index Key Number of underwriter (if applicable): ___________

____
Name and telephone number, including area code, of the person to contact in connection with this filing

SEC 2860 (6-15) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ADDENDUM TO:

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

*Westside Resorts Ltd is filing its initial and annual Form ABS-15G report for the reporting periods of April 13, 2012 through September 30, 2015 in connection with the following collateralized private note offerings:

Affiliated Issuers:

2012

Westgate Resorts 2012-1 LLC (April 11, 2012)

Westgate Resorts 2012-A LLC (September 6, 2012)
Westgate Resorts 2012-2 LLC (September 14, 2012)

Westgate Resorts 2012-B LLC (November 28, 2012)

Westgate Resorts 2012-3 LLC (December 14, 2012)

2013:

Westgate Resorts 2013-1 LLC (May 2, 2013)

2014:

Westgate Resorts 2014-A LLC (July 16, 2014)

Westgate Resorts 2014-1 LLC (September 17, 2014)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Westgate Resorts, Ltd., by and through Westgate Resorts, Inc., its sole general partner (Securitizer, Depositor or Underwriter)

Date November 5, 2015

____________________________ (Signature)*
DAVID A. SIEGEL, PRESIDENT

*Print name and title of the signing officer under his signature.